Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Disclosure of dividends received from joint ventures and associates (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Dividends received from joint ventures and associates	[1]	$ 2,361	$ 523	$ 792	$ 2,884	$ 1,530

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.